INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY
INVENTORY

NOTE 5 — INVENTORY

Inventory consisted of the following as of December 31:

	2022	2021
Raw Materials	$561,726	$323,989
Work in progress	78,219	54,780
	$639,945	$378,769

The company did not have any excess or obsolete inventory reserves as of December 31, 2022 and 2021.